Revenue from Contracts with Customers - Schedule of disaggregated revenue (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Line Items]
2024	$ 6,532
2025	2,459
2026	2,459
2027	2,459
2028	2,459
Thereafter	5,964
Total contract liabilities	22,332
Legacy data center hosting contract
Disaggregation of Revenue [Line Items]
2024	2,362
2025	2,362
2026	2,362
2027	2,362
2028	2,362
Thereafter	5,964
Total contract liabilities	17,774
Engineering
Disaggregation of Revenue [Line Items]
2024	4,073
Total contract liabilities	4,073
Other
Disaggregation of Revenue [Line Items]
2024	97
2025	97
2026	97
2027	97
2028	97
Total contract liabilities	$ 485